Income taxes (Detail Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current income tax expense	$ 25	$ 20	$ (32)
Deferred income tax expense (recovery)	0	0	$ 0
Income taxes payable	$ 16	$ 60
Barbadaos [Membr]
Statement [Line Items]
Income tax rate	5.50%
Uniited States [Member]
Statement [Line Items]
Income tax rate	21.00%	23.50%
Irelands [Member]
Statement [Line Items]
Income tax rate	12.50%